Activity in Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 7,323	¥ 6,908
Charge-offs	(1,171)	(1,278)
Provision	154	212
Other	(30)	1,481
Balance at end of year	¥ 6,276	¥ 7,323